Note 20 - Other Income	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
20.	Other Income

Income of $735,707 in 2011, $254,604 in 2012 represents insurance proceeds consisting primarily of loss of hire insurance for the period M/V “Eleni P” was hijacked and unable to trade. The Company books such proceeds as other operating income when there is confirmation that its claim is accepted.